Seasonality of Operations	3 Months Ended
Mar. 31, 2026
Seasonality Of Operations [Abstract]
Seasonality of Operations
3.
SEASONALITY OF OPERATIONS

The Group’s results are seasonal because while the ocean, expedition and Mississippi products operate year-round, the primary cruising season for the river product is from April to October, although some of the river cruises run longer seasons. Additionally, the Group’s highest occupancy occurs during the Northern Hemisphere’s summer months. The Group recognizes cruise-related revenue over the duration of the cruise and expenses its marketing and employee costs when the related costs are incurred. As a result, the majority of the Group’s revenue and profits have historically been earned in the second and third quarters of each year, while the first and fourth quarters of each year have been closer to break even or a loss, as the Group’s selling and administration expenses are consistent throughout the year. Though the growth of the Group’s fleet of year-round products will continue to reduce the seasonality in future periods, the Group expects the seasonality trend of its revenue and profits to continue.